Acquired Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Intangible Assets, Net (Textual)
Amortization expenses	$ 11,165	$ 116,973	$ 285,088
Future amortization expenses for 2018	11,130
Future amortization expenses for 2019	11,130
Future amortization expenses for 2020	11,130
Future amortization expenses for 2021	11,130
Future amortization expenses for 2022	51,938
Impairment loss on intangible assets	291,817	$ 1,111,149	$ 250,360
Disposal of intangible assets	$ 291,817